Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Possible Redemption Reflected in the Balance Sheet are Reconciled (Details)	8 Months Ended
Sep. 30, 2025 USD ($)
Schedule Of Class AOrdinary Shares Subject To Possible Redemption Reflected In The Balance Sheet Are Reconciled Abstract
Gross proceeds from Initial Public Offering	$ 201,250,000
Proceeds allocated to Public Rights	(4,361,306)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(13,262,661)
Accretion of Class A ordinary shares subject to possible redemption	20,051,237
Class A ordinary shares subject to possible redemption at September 30, 2025	$ 203,677,270